Pension plan obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligations	R$ (4,267,083)	R$ (5,081,485)	R$ (4,717,463)
Fair value of the plan's assets	2,468,182	2,938,614
Asset ceiling	(132,244)
Total pension plan obligations (deficit)	(1,931,145)	(2,142,871)
G1 Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligations	(2,335,938)	(2,982,863)	(2,715,388)
Fair value of the plan's assets	2,468,182	2,938,614
Asset ceiling	(132,244)
Total pension plan obligations (deficit)		(44,249)
G0 Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligations	(1,931,145)	(2,098,622)	R$ (2,002,075)
Fair value of the plan's assets
Asset ceiling
Total pension plan obligations (deficit)	R$ (1,931,145)	R$ (2,098,622)